Document and Entity Information	Mar. 04, 2021
Prospectus:
Document Type	497
Document Period End Date	Mar. 04, 2021
Entity Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 04, 2021
Document Effective Date	Mar. 04, 2021
Prospectus Date	Nov. 25, 2020
Hartford Municipal Opportunities ETF | Hartford Municipal Opportunities ETF
Prospectus:
Trading Symbol	HMOP
Hartford Schroders Tax-Aware Bond ETF | Hartford Schroders Tax-Aware Bond ETF
Prospectus:
Trading Symbol	HTAB